Reclassifications out of Accumulated Other Comprehensive Loss (Details 2) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Amounts Reclassified from Accumulated Other Comprehensive Loss
Income before income tax expense	$ 94,300	$ 82,800	$ 57,700	$ 80,000	$ 114,000	$ 101,400	$ 68,700	$ 51,700	$ 314,788	$ 335,774	$ 17,483
Income tax expense	(29,600)	(13,700)	(15,200)	(23,500)	(35,800)	(30,100)	(14,000)	(12,700)	(82,024)	(92,578)	(74,416)
Net income (loss)	$ 64,700	$ 69,100	$ 42,500	$ 56,500	$ 78,200	$ 71,300	$ 54,700	$ 39,000	232,764	243,196	(56,933)
Parent
Amounts Reclassified from Accumulated Other Comprehensive Loss
Income before income tax expense									201,300	195,200	(80,900)
Income tax expense									28,600	44,100	22,400
Net income (loss)									229,900	239,300	(58,500)
Cash flow hedges/Loss on Derivative Instruments | Reclassification out of Accumulated Other Comprehensive Income
Amounts Reclassified from Accumulated Other Comprehensive Loss
Income tax expense									(1,200)	(1,200)	(900)
Net income (loss)									1,700	1,800	1,300
Cash flow hedges/Loss on Derivative Instruments | Reclassification out of Accumulated Other Comprehensive Income | Interest Expense
Amounts Reclassified from Accumulated Other Comprehensive Loss
Income before income tax expense									2,900	3,000	2,200
Actuarial losses/Pension Related Adjustments | Reclassification out of Accumulated Other Comprehensive Income
Amounts Reclassified from Accumulated Other Comprehensive Loss
Income tax expense									(2,600)	(2,700)	(1,700)
Net income (loss)									6,100	5,300	3,000
Actuarial losses/Pension Related Adjustments | Reclassification out of Accumulated Other Comprehensive Income | Cost of Sales and General and Administrative Expense
Amounts Reclassified from Accumulated Other Comprehensive Loss
Income before income tax expense									$ 8,700	$ 8,000	$ 4,700